Related Party Transactions and Balances	6 Months Ended
Mar. 31, 2026
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
14.	RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Company. The related parties mainly act as service providers and service recipients to the Company. The Company is not obligated to provide any type of financial support to these related parties.

Related Party	Relationship with the Company
Mr. Zhang Yong	Former Chief Executive Officer. Mr. Zhang was appointed as CEO on October 17, 2024, and resigned on January 2025.
Mr. Sun Zhichen	Chief Executive Officer from January·2025, former Chief Financial Officer till October 17, 2024.
Ms. Chang Jiaxing	Chief Financial Officer from October 17, 2024, and resigned on April 3, 2026
Mr. Wu Guofu	Independent director
Ms. Qiao Nini	Independent director

-	Transactions with related party

Mr. Zhang Yong, as a former CEO of the Company, provided an unsecured loan of RMB 1,060 to the Company. The loans bore interest at 3.85% per annum and are due within one year from the respective borrowing dates.

-	Balances with related party

As of September 30, 2025 and March 31, 2026, amounts due to a related party were RMB 1,060 and RMB 1,060, respectively. The balance due to related parties represented borrowings from Mr. Zhang Yong which were due within 12 months from borrowing. Details are as follows:

	September 30, 2025	March 31, 2026
	RMB	RMB
	(audited)	(unaudited)
Mr. Zhang Yong	1,060	1,060
Total	1,060	1,060